Organization and Nature of Business (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Organization and Nature of Business
Accumulated losses	$ 610,328,000	$ 415,591,000
Cash and cash equivalents	377,542,000	235,630,000
Short-term investments	634,158,000	199,546,000
Unutilized bank borrowing facilities	157,430,000	69,359,000
Dividends received	$ 49,872,000	$ 86,708,000	$ 28,135,000